6. Critical accounting estimates and judgments (Details)	12 Months Ended
Dec. 31, 2018
0 - 30 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	8.00%
30 - 60 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	12.00%
60 - 90 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	19.00%
90 - 120 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	26.00%
120 - 150 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	59.00%
+ 150 days
DisclosureOfCriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Loss expected percentage	69.00%